Collection Period Ended 31-Aug-2011
Principal Note
Payment Factor
67,114,116.76 0.604777
0.00 1.000000
0.00 1.000000
0.00 1.000000
67,114,116.76
Interest & Principal
Payment
67,182,493.28
128,112.82
135.722209
Class A-2 Notes 0.317220% 128,112.82 0.273162 0.273162
Class A-1 Notes 0.216670% 68,376.52 0.138134
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 107,015,902.80 6.53%
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Pool Balance
1,691,640,220.36
1,569,605,478.23
1,505,430,322.67
Yield Supplement Overcollateralization Amount 53,171,320.50 48,703,161.01 46,549,590.13
Adjusted Pool Balance 1,638,468,899.86 1,520,902,317.22 1,458,880,732.54
Overcollateralization 90,968,899.86 101,923,370.72 107,015,902.80
0.000000
Total Note Balance
1,547,500,000.00
1,418,978,946.50
1,351,864,829.74
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-2 Notes 469,000,000.00 469,000,000.00 469,000,000.00
Face Amount
Class A-1 Notes 495,000,000.00 366,478,946.50 299,364,829.74 135.584074
Balance Balance Balance
1-m Libor 0.207220%
Summary
Initial Beginning Ending Principal per $1000
31
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Aug-2011 15-Sep-2011 30/360 Days 30
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Aug-2011 15-Sep-2011 Actual/360 Days
Record Date 14-Sep-2011
Distribution Date 15-Sep-2011
Collection Period (from... to) 1-Aug-2011 31-Aug-2011
Determination Date 13-Sep-2011
Amounts in USD
Dates
Collection Period No. 2
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report

319,458.33
134,708.33
$67,764,772.76
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 650,656.00 650,656.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-2 Notes 128,112.82 128,112.82 0.00
thereof on Class A-1 Notes 68,376.52 68,376.52 0.00
Monthly Interest Distributable Amount 650,656.00 650,656.00 0.00
Total Trustee Fee
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 1,308,004.57 1,308,004.57 0.00
Total Distribution
69,072,777.33
Distribution Detail
Available Funds
69,072,777.33
(9) Excess Collections to Certificateholders 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
69,072,777.33 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 239.22 (6) Regular Principal Distributable Amount 67,114,116.76
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 650,656.00
Net Liquidation Proceeds 40,656.84 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 4,931,223.40 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 64,100,657.87 (1) Total Servicing Fee 1,308,004.57
Total
$650,656.00
0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-3 Notes 0.850000% 319,458.33 0.708333
Principal Collections attributable to Full Pay-offs 22,730,951.43
Principal Purchase Amounts 0.00
1,569,605,478.23 60,358
Principal Collections 41,369,706.44
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Net Investment Earnings on the Collection Account 232.01
Investment Earnings for the Collection Period 239.22
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 7.21
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
plus Net Investment Earnings for the Collection Period 7.21
minus Net Investment Earnings 7.21
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Aggregate Principal Distributable Amount
67,114,116.76 67,114,116.76 0.00
Regular Principal Distributable Amount 67,114,116.76 67,114,116.76 0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.002%
Principal Net Losses 34,519.47
Cumulative Principal Net Losses 36,465.39
Principal Net Liquidation Proceeds 39,978.22
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 74,497.69
Total 1,505,430,322.67 59,299 100.00%
91-120 Days Delinquent 369,571.41 9 0.02%
61-90 Days Delinquent 778,083.31 25 0.05%
31-60 Days Delinquent 2,620,127.84 85 0.17%
1,501,662,540.11 59,180 99.75%
Amount Number of Receivables Percentage
Current
Weighted Average Seasoning (months) 13.28 16.05
Delinquency Profile *
Weighted Average APR 3.62% 3.61%
Weighted Average Number of Remaining Payments 45.89 43.43
Pool Factor 88.99%
As of Cutoff Date Current
Principal Gross Losses
74,497.69
Pool Balance end of Collection Period 1,505,430,322.67 59,299